As filed with the Securities and Exchange Commission on May 21, 2012.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 317	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	☒
Amendment No. 318	☒
(Check appropriate box or boxes)

PowerShares Exchange-Traded Fund Trust II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road
Wheaton, IL 60187
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison Street, Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	On July 4, 2012 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	On (date) pursuant to paragraph (a) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 21st day of May, 2012.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE		TITLE	DATE

/s/ Andrew Schlossberg		President	May 21, 2012
Andrew Schlossberg

/s/ Sheri Morris		Treasurer	May 21, 2012
Sheri Morris

/s/ Anna Paglia		Secretary	May 21, 2012
Anna Paglia

*/s/ H. Bruce Bond		Trustee	May 21, 2012
H. Bruce Bond

*/s/ Ronn R. Bagge		Trustee	May 21, 2012
Ronn R. Bagge

*/s/ Todd J. Barre		Trustee	May 21, 2012
Todd J. Barre

*/s/ Kevin M. Carome		Trustee	May 21, 2012
Kevin M. Carome

*/s/ Marc M. Kole		Trustee	May 21, 2012
Marc M. Kole

*/s/ Philip M. Nussbaum		Trustee	May 21, 2012
Philip M. Nussbaum

*/s/ Donald H. Wilson		Chairman and Trustee	May 21, 2012
Donald H. Wilson

*By:	/s/ Anna Paglia		May 21, 2012
Anna Paglia
Attorney-In-Fact

*           Anna Paglia signs on behalf of the powers of attorney filed herewith.

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